Stockholders’ Equity (Details) - Detail 2							3 Months Ended		12 Months Ended
	Dec. 29, 2023 $ / shares shares	Dec. 22, 2023 $ / shares shares	Apr. 20, 2023 USD ($) $ / shares	Oct. 07, 2022 USD ($) shares	Oct. 07, 2022 USD ($) shares	Jul. 19, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares $ / item shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares $ / item shares	Dec. 22, 2023 $ / shares shares	Jul. 03, 2023 $ / shares	Dec. 31, 2022 $ / shares shares	Jan. 19, 2022 $ / shares	May 24, 2021 $ / shares
Stockholders Equity [Line Items]
Preferred stock, shares authorized | shares							3,000,000		3,000,000			3,000,000
Preferred stock, par value (in Dollars per share)							$ 0.001		$ 0.001			$ 0.001
Preferred stock outstanding | shares							0		0			0
Par value (in Dollars per share)	$ 5,400,000								$ 6.0625
Common stock, par value (in Dollars per share)	0.001						$ 0.001		$ 0.001			$ 0.001		$ 0.001
Series A-1 preferred stock designated shares | shares									22,280
Conversion price (in Dollars per share)							$ 4.06		$ 4.44
Floor price (in Dollars per Item) | $ / item							0.519
Percentage of stock conversion.							125.00%
Preferred stock redemption percentage							115.00%
Excess of beneficially owned percentage							4.99%		4.99%
Cash received (in Dollars) | $								$ 507,016	$ 507,016
Redemption amount paid (in Dollars) | $							$ 0.001
Redemption premium percentage							25.00%
Aggregate amount (in Dollars) | $							$ 500,000
Excess of amount (in Dollars) | $							$ 100,000
Common stock outstanding owned percentage									9.99%
Conversion price per share (in Dollars per share)											$ 18
Warrant [Member]
Stockholders Equity [Line Items]
Par value (in Dollars per share)	$ 4.85
Sale of shares | shares	2,474,228
Common stock outstanding owned percentage							4.99%		4.99%
Conversion Price [Member]
Stockholders Equity [Line Items]
Redemption premium percentage							25.00%
Maximum [Member]
Stockholders Equity [Line Items]
Aggregate gross sales (in Dollars) | $			$ 50,000,000
Minimum [Member]
Stockholders Equity [Line Items]
Aggregate gross sales (in Dollars) | $			$ 0
Series E-1 Preferred Stock [Member]
Stockholders Equity [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001		$ 0.0001
Preferred stock par value (in Dollars per share)							0.0001		0.0001
Series A-1 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, par value (in Dollars per share)							0.001		0.001
Par value (in Dollars per share)							1,000		1,000
Preferred stock par value (in Dollars per share)							$ 0.001		$ 0.001
Aggregate shares | shares							2,327		2,327
Series A-1 preferred stock designated shares | shares							22,280
Conversion price description									(i) the Alternate Conversion Price (as defined below) and (ii) the quotient of (x) the 25% redemption premium multiplied by (y) the amount of Series A-1 Preferred Stock subject to such conversion. “Triggering Events” include, among others, (i) a suspension of trading or the failure to be traded or listed on an eligible market for five consecutive days or more, (ii) the failure to remove restrictive legends when required, (iii) the Company’s default in payment of indebtedness in an aggregate amount of $500,000 or more (the Company is currently in default for payments greater than $500,000), (iv) proceedings for a bankruptcy, insolvency, reorganization or liquidation, which are not dismissed with 30 days, (v) commencement of a voluntary bankruptcy proceeding, and (viii) final judgments against the Company for the payment of money in excess of $100,000.
Floor price (in Dollars per Item) | $ / item							0.888		0.888
Volume weighted average price percentage							80.00%		80.00%
Percentage of stock conversion.							125.00%		125.00%
Preferred stock redemption percentage							115.00%		115.00%
Series F-1 Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Aggregate of shares | shares		22,280								22,280
Aggregate shares | shares		22,280
Preferred stock for aggregate shares | shares		22,280
Series A-1 Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized | shares							22,280		22,280			22,280
Preferred stock, par value (in Dollars per share)							$ 0.001		$ 0.001			$ 0.001
Preferred stock outstanding | shares							22,280		22,280			0
Convertible preferred stock par value (in Dollars per share)		$ 0.001								$ 0.001
Conversion price per share (in Dollars per share)		$ 0.001								$ 0.001
Series B Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized | shares							1		1			1
Preferred stock, par value (in Dollars per share)						$ 0.001	$ 0.001		$ 0.001			$ 0.001	$ 0.001
Preferred stock outstanding | shares							0		0			0
Sale of shares | shares						1
Cash received (in Dollars) | $						$ 20,000			$ 20,000
Number of preferred stock votes						250,000,000
Consideration amount (in Dollars) | $							$ 20,000		$ 20,000
Redemption amount paid (in Dollars) | $				$ 20,000	$ 20,000
Number of shares redeemed | shares				1	1
Redemption date					September 13, 2022				September 13, 2022
Series B-1 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, par value (in Dollars per share)							$ 1,000
Par value (in Dollars per share)							1,000
Preferred stock par value (in Dollars per share)							$ 0.001
Series A-1 preferred stock designated shares | shares							6,000
Floor price (in Dollars per Item) | $ / item							0.942
Volume weighted average price percentage							80.00%
Aggregate amount (in Dollars) | $							$ 500,000
Excess of amount (in Dollars) | $							$ 500,000
Series B-1 Preferred Stock [Member] | Conversion Price [Member]
Stockholders Equity [Line Items]
Redemption premium percentage							125.00%
Series B-2 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized | shares							2,625		2,625
Preferred stock, par value (in Dollars per share)	$ 0.001						$ 0.001		$ 0.001
Par value (in Dollars per share)							$ 1,000		$ 1,000
Conversion price description									(i) the Alternate Conversion Price (as defined below) and (ii) the quotient of (x) the 125% redemption premium multiplied by (y) the amount of Series B-2 Preferred Stock subject to such conversion. “Triggering Events” include, among others, (i) a suspension of trading or the failure to be traded or listed on an eligible market for five consecutive days or more, (ii) the failure to remove restrictive legends when required, (iii) the Company’s default in payment of indebtedness in an aggregate amount of $500,000 or more(the Company is currently in default for payments greater than $500,000), (iv) proceedings for a bankruptcy, insolvency, reorganization or liquidation, which are not dismissed with 30 days, (v) commencement of a voluntary bankruptcy proceeding, and (viii) final judgments against the Company for the payment of money in excess of $500,000.
Floor price (in Dollars per Item) | $ / item							0.942		0.942
Volume weighted average price percentage							80.00%		80.00%
Percentage of stock conversion.							125.00%		125.00%
Preferred stock redemption percentage							115.00%		115.00%
Excess of beneficially owned percentage							4.99%		4.99%
Redemption premium percentage							125.00%
Aggregate amount (in Dollars) | $							$ 500,000
Excess of amount (in Dollars) | $							$ 500,000
Shares of convertible preferred stock | shares	2,625
Conversion price per share (in Dollars per share)							$ 4.71		$ 4.71
Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized | shares							3,000,000		3,000,000
Preferred stock outstanding | shares							30,905		24,905			0
Preferred stock par value (in Dollars per share)							$ 100.0000
Preferred Stock [Member] | Series B-1 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock outstanding | shares							6,000
Common Stock [Member]
Stockholders Equity [Line Items]
Par value (in Dollars per share)	$ 0.001		$ 48.76				$ 0.0001		$ 0.0001
Aggregate of shares | shares							610,000		610,000
Common stock, par value (in Dollars per share)							$ 0.001		$ 0.001
Sale of shares | shares								8,463	8,463
Cash received (in Dollars) | $								$ 9	$ 9